UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number_811-01436_______________________________

___________ CAPSTONE SERIES FUND, INC. __________

(Exact name of registrant as specified in charter)

_3700 W. SAM HOUSTON PKWAY SOUTH , SUITE 250, HOUSTON, TX__77042____

(Address of principal executive offices)                                                        (Zip code)

_ CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OHIO__43219______

(Name and address of agent for service)

Registrant’s telephone number, including area code:_ 800-262-6631___________

Date of fiscal year end:_ April 30____________________________

Date of reporting period:_ July 31, 2012_______________________

Item 1. Schedule of Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2012 (Unaudited)

Steward Small-Mid Cap Enhanced Index Fund

	Shares	Value
COMMON STOCKS (100.0%)

AEROSPACE & DEFENSE (1.8%)
AAR Corp.	7,400	$105,154
Aerovironment, Inc.(a)	2,050	47,888
Alliant Techsystems, Inc.	1,290	59,753
American Science & Engineering, Inc.	2,080	118,643
BE Aerospace, Inc.(a)	4,020	157,705
Ceradyne, Inc.	940	20,680
Cubic Corp.	2,780	134,469
Curtiss-Wright Corp.	2,150	64,435
Esterline Technologies Corp.(a)	980	57,546
Exelis, Inc.	27,210	255,774
GenCorp, Inc.(a)	4,850	40,982
Huntington Ingalls Industries, Inc.(a)	5,680	221,463
Moog, Inc., Class A(a)	1,740	63,319
Orbital Sciences Corp.(a)	2,910	38,121
Teledyne Technologies, Inc.(a)	2,240	139,552
Triumph Group, Inc.	3,400	212,602
		1,738,086
AIR FREIGHT & LOGISTICS (0.2%)
Forward Air Corp.	2,230	74,616
Hub Group, Inc., Class A(a)	1,400	41,650
UTI Worldwide, Inc.	8,280	109,710
		225,976
AIRLINES (0.7%)
Alaska Air Group, Inc.(a)	4,820	167,977
Allegiant Travel Co.(a)	3,020	214,601
JetBlue Airways Corp.(a)	37,470	206,460
SkyWest, Inc.	16,860	118,020
		707,058
AUTO COMPONENTS (0.5%)
Drew Industries, Inc.(a)	770	20,682
Gentex Corp.	6,330	101,343
LKQ Corp.(a)	8,080	285,466
Standard Motor Products, Inc.	860	12,092
Superior Industries International, Inc.	4,350	74,342
		493,925
AUTO PARTS & EQUIPMENT (0.1%)
Spartan Motors, Inc.	17,590	89,709

AUTOMOBILES (0.2%)
Thor Industries, Inc.	3,870	111,185
Winnebago Industries, Inc.(a)	8,100	82,053
		193,238
BIOTECHNOLOGY (2.0%)
ArQule, Inc.(a)	14,610	88,391
Emergent Biosolutions, Inc.(a)	920	13,441
Momenta Pharmaceuticals, Inc.(a)	8,230	117,031
Neogen Corp.(a)	3,575	137,530
Questcor Pharmaceuticals, Inc.(a)	4,700	173,289
Regeneron Pharmaceuticals, Inc.(a)	4,810	647,666
Savient Pharmaceuticals, Inc.(a)	2,880	1,814
Spectrum Pharmaceuticals, Inc.(a)	5,870	82,121
United Therapeutics Corp.(a)	4,510	247,058
Vertex Pharmaceuticals, Inc.(a)	7,760	376,438
		1,884,779
BUILDING PRODUCTS (0.8%)
AAON, Inc.	615	11,236
Apogee Enterprises, Inc.	4,530	73,341
Comfort Systems USA, Inc.	7,810	76,460
Eagle Materials, Inc.	1,730	60,117
Fortune Brands Home & Security, Inc.(a)	5,950	131,614
Griffon Corp.	10,670	93,789
Lennox International, Inc.	1,910	83,410
Lumber Liquidators Holdings, Inc.(a)	1,360	57,514
NCI Building Systems, Inc.(a)	744	8,005
Quanex Building Products Corp.	1,535	25,942
Simpson Manufacturing Co., Inc.	1,540	37,330
Universal Forest Products, Inc.	4,010	128,039
		786,797
CAPITAL MARKETS (1.3%)
Apollo Investment Corp.	14,930	114,662
Eaton Vance Corp.	4,540	120,446
Financial Engines, Inc.(a)	5,020	94,225
Investment Technology Group, Inc.(a)	9,020	74,686
Janus Capital Group, Inc.	13,850	100,136
Jefferies Group, Inc.	12,060	151,233
Piper Jaffray Cos., Inc.(a)	5,510	117,418
Prospect Capital Corp.	6,830	75,676
Raymond James Financial, Inc.	3,970	133,471
SEI Investments Co.	5,700	120,726
SWS Group, Inc.(a)	9,745	55,839
Virtus Investment Partners, Inc.(a)	180	15,070
Waddell & Reed Financial, Inc., Class A	3,500	101,815
		1,275,403
CHEMICALS (2.5%)
A. Schulman, Inc.	5,860	128,100
Albemarle Corp.	4,010	233,462
American Vanguard Corp.	550	12,865
Ashland, Inc.	3,540	249,181
Balchem Corp.	3,115	103,823
Cabot Corp.	3,240	126,360
Cytec Industries, Inc.	2,170	133,585
H.B. Fuller Co.	1,950	56,979
Hawkins, Inc.	2,650	100,806
Innophos Holdings, Inc.	2,550	147,823
Intrepid Potash, Inc.(a)	4,310	100,595
Kraton Performance Polymers, Inc.(a)	1,260	29,509
Minerals Technologies, Inc.	260	16,624
NewMarket Corp.	890	204,593
Olin Corp.	3,610	73,066
OM Group, Inc.(a)	6,650	104,405
PolyOne Corp.	8,790	129,477
Quaker Chemical Corp.	310	13,724
RPM International, Inc.	5,040	133,560
Sensient Technologies Corp.	2,070	73,382
Stepan Co.	140	12,412
The Scotts Miracle-Gro Co., Class A	1,700	67,830
The Valspar Corp.	3,690	185,238
Zep, Inc.	775	11,827
		2,449,226
COMMERCIAL BANKS (3.4%)
Associated Bancorp	9,780	122,152
BancorpSouth, Inc.	9,040	130,990
Bank of Hawaii Corp.	1,710	79,874
Bank of the Ozarks, Inc.	1,070	34,443
BBCN Bancorp, Inc.(a)	2,310	26,195
Boston Private Financial Holdings, Inc.	4,130	38,863
Cathay General Bancorp	3,010	48,732
City Holding Co.	600	19,830

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2012 (Unaudited)

Steward Small-Mid Cap Enhanced Index Fund

	Shares	Value
City National Corp.	1,450	$71,456
Columbia Banking System, Inc.	1,480	26,714
Commerce Bancshares, Inc.	3,244	127,749
Community Bank System, Inc.	1,360	37,414
Cullen/Frost Bankers, Inc.	1,810	100,111
East West Bancorp, Inc.	5,560	121,208
F.N.B. Corp.	3,900	42,432
First BanCorp(a)	12,762	48,240
First Commonwealth Financial Corp.	13,760	96,458
First Financial Bancorp	2,060	32,878
First Financial Bankshares, Inc.	1,245	42,946
First Midwest Bancorp, Inc.	3,820	43,166
FirstMerit Corp.	4,390	71,118
Fulton Financial Corp.	11,010	101,182
Glacier Bancorp, Inc.	2,550	38,683
Hancock Holding Co.	3,379	102,992
Hanmi Financial Corp.(a)	261	2,858
Home Bancshares, Inc.	803	24,210
Independent Bank Corp. - Massachusetts	930	27,630
International Bancshares Corp.	4,570	83,768
National Penn Bancshares, Inc.	6,000	53,040
NBT Bancorp, Inc.	1,270	26,683
Old National Bancorp	3,340	40,882
PacWest Bancorp	1,180	27,034
Pinnacle Financial Partners, Inc.(a)	1,530	29,911
PrivateBancorp, Inc.	5,550	85,026
Prosperity Bancshares, Inc.	1,590	64,506
S&T Bancorp, Inc.	920	15,180
Signature Bank(a)	2,570	165,765
Simmons First National Corp., Class A	770	17,972
Sterling Bancorp	2,190	21,002
Susquehanna Bancshares, Inc.	13,570	144,656
SVB Financial Group(a)	1,360	78,622
Synovus Financial Corp.	38,710	73,549
TCF Financial Corp.	11,490	118,692
Texas Capital Bancshares, Inc.(a)	1,280	55,155
Tompkins Financial Corp.	329	12,917
Trustmark Corp.	2,330	56,339
UMB Financial Corp.	980	47,099
Umpqua Holdings Corp.	4,950	61,776
United Bankshares, Inc.	1,670	38,911
United Community Banks, Inc.(a)	7,102	48,365
Valley National Bancorp	6,762	62,887
Westamerica Bancorp	600	27,600
Wilshire Bancorp, Inc.(a)	5,080	32,207
Wintrust Financial Corp.	3,360	123,346
		3,273,414
COMMERCIAL SERVICES & SUPPLIES (3.9%)
ABM Industries, Inc.	5,250	97,650
Brady Corp.	2,040	54,121
CDI Corp.	6,750	109,080
Clean Harbors, Inc.(a)	3,080	186,463
Coinstar, Inc.(a)	3,940	187,111
Consolidated Graphics, Inc.(a)	260	6,165
Copart, Inc.(a)	7,000	166,320
Corrections Corp. of America	4,170	129,604
Darling International, Inc.(a)	5,260	86,895
Deluxe Corp.	2,060	58,339
Exponent, Inc.(a)	2,070	106,998
Forrester Research, Inc.	1,740	49,660
FTI Consulting, Inc.(a)	2,900	74,037
G & K Services, Inc., Class A	2,080	65,541
Healthcare Services Group, Inc.	3,092	67,035
Heartland Payment Systems, Inc.	1,700	53,890
Heidrick & Struggles International, Inc.	620	8,296
Herman Miller, Inc.	2,330	42,639
Higher One Holdings, Inc.(a)	4,560	50,570
HMS Holdings Corp.(a)	5,440	187,191
HNI Corp.	1,690	44,903
Insperity, Inc.	1,960	51,430
Interface, Inc.	2,480	32,885
Kelly Services, Inc., Class A	10,140	120,260
Korn/Ferry International, Inc.(a)	1,800	23,688
Landauer, Inc.	1,880	107,085
Lender Processing Services, Inc.	3,600	88,812
Manpower, Inc.	4,540	161,533
Mine Safety Appliances Co.	1,010	34,663
Mobile Mini, Inc.(a)	1,420	20,334
Monro Muffler Brake, Inc.	3,445	113,926
Monster Worldwide, Inc.(a)	9,070	65,758
Navigant Consulting, Inc.(a)	2,710	31,517
On Assignment, Inc.(a)	1,660	25,879
Resources Connection, Inc.	1,430	16,145
Rollins, Inc.	2,710	63,902
TeleTech Holdings, Inc.(a)	1,280	21,069
Tetra Tech, Inc.(a)	2,520	64,789
The Brink's Co.	3,900	90,480
The Corporate Executive Board Co.	1,280	59,046
The Geo Group, Inc.(a)	4,300	99,416
Towers Watson & Co., Class A	1,840	107,879
TrueBlue, Inc.(a)	1,720	26,178
United Stationers, Inc.	3,810	96,050
Viad Corp.	3,460	59,962
Waste Connections, Inc.	4,672	143,758
Wright Express Corp.(a)	2,870	184,771
		3,743,723
COMMUNICATIONS EQUIPMENT (1.1%)
ADTRAN, Inc.	3,870	83,515
Arris Group, Inc.(a)	5,319	67,498
Bel Fuse, Inc.	2,590	46,698
Belden CDT, Inc.	1,790	57,513
Black Box Corp.	4,710	125,474
Ciena Corp.(a)	3,650	58,509
Comtech Telecommunications Corp.	920	25,134
Digi International, Inc.(a)	1,350	12,352
Dycom Industries, Inc.(a)	1,430	24,911
Harmonic, Inc.(a)	3,270	13,865
NETGEAR, Inc.(a)	2,820	97,657
Oplink Communications, Inc.(a)	990	13,127
PCTEL, Inc.	750	4,620
Plantronics, Inc.	1,770	58,091
Polycom, Inc.(a)	7,120	62,229
Riverbed Technology, Inc.(a)	8,240	145,354
Symmetricom, Inc.(a)	3,420	20,486
ViaSat, Inc.(a)	2,650	101,495
		1,018,528
COMPUTERS & PERIPHERALS (0.7%)
Avid Technology, Inc.(a)	6,260	57,655
Diebold, Inc.	2,490	80,551
Intermec, Inc.(a)	1,950	11,739
LivePerson, Inc.(a)	5,410	101,167
NCI, Inc., Class A(a)	10,100	59,893
NCR Corp.(a)	6,270	146,216
Novatel Wireless, Inc.(a)	15,220	35,919
Stratasys, Inc.(a)	790	48,411

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2012 (Unaudited)

Steward Small-Mid Cap Enhanced Index Fund

	Shares	Value
Super Micro Computer, Inc.(a)	750	$9,308
Synaptics, Inc.(a)	4,050	106,839
		657,698
CONSTRUCTION & ENGINEERING (1.1%)
AECOM Technology Corp.(a)	8,840	143,296
Aegion Corp.(a)	5,220	90,828
EMCOR Group, Inc.	4,220	111,113
Granite Construction, Inc.	1,570	40,663
KBR, Inc.	7,300	191,552
Orion Marine Group, Inc.(a)	20,660	149,372
Shaw Group, Inc.(a)	2,770	107,891
URS Corp.	7,080	248,296
		1,083,011
CONSTRUCTION MATERIALS (0.2%)
Headwaters, Inc.(a)	5,950	37,187
Martin Marietta Materials, Inc.	1,290	96,931
Texas Industries, Inc.	1,040	43,441
		177,559
CONSUMER FINANCE (0.4%)
Cash America International, Inc.	3,170	121,474
First Cash Financial Services, Inc.(a)	2,600	104,260
World Acceptance Corp.(a)	2,300	163,921
		389,655
CONTAINERS & PACKAGING (0.9%)
AptarGroup, Inc.	3,610	180,536
Greif, Inc., Class A	1,900	82,194
Myers Industries, Inc.	1,500	24,660
Packaging Corp. of America	4,370	134,553
Rock-Tenn Co., Class A	4,010	233,462
Silgan Holdings, Inc.	2,000	82,420
Sonoco Products Co.	4,320	130,939
		868,764
DISTRIBUTORS (0.4%)
MWI Veterinary Supply, Inc.(a)	2,310	210,418
VOXX International Corp.(a)	24,440	183,056
		393,474
DIVERSIFIED CONSUMER SERVICES (1.3%)
American Public Education, Inc.(a)	3,490	87,634
Capella Education Co.(a)	3,820	101,306
Career Education Corp.(a)	26,540	125,003
Corinthian Colleges, Inc.(a)	35,340	71,387
Hillenbrand, Inc.	3,270	56,538
Interval Leisure Group, Inc.	2,280	41,815
ITT Educational Services, Inc.(a)	3,275	127,136
Lincoln Educational Services Corp.	21,730	94,743
Matthews International Corp., Class A	1,270	36,830
NutriSystem, Inc.	1,330	13,945
Regis Corp.	7,320	123,854
Service Corp. International	11,460	147,261
Sotheby's	2,530	74,256
Strayer Education, Inc.	1,652	120,034
Universal Technical Institute, Inc.	1,230	14,133
		1,235,875
DIVERSIFIED FINANCIAL SERVICES (1.3%)
Affiliated Managers Group, Inc.(a)	1,690	188,587
Calamos Asset Management, Inc., Class A	3,280	34,670
Cardtronics, Inc.(a)	1,750	54,268
CBOE Holdings, Inc.	2,390	68,115
CoreLogic, Inc.(a)	7,480	172,040
Encore Capital Group, Inc.(a)	810	22,680
EZCORP, Inc., Class A(a)	4,850	109,125
Greenhill & Co., Inc.	1,020	40,514
Interactive Brokers Group, Inc., Class A	2,400	33,240
MSCI, Inc., Class A(a)	6,090	201,883
National Financial Partners Corp.(a)	3,550	52,718
Portfolio Recovery Associates, Inc.(a)	2,280	193,070
Provident Financial Services, Inc.	1,230	18,733
Stifel Financial Corp.(a)	2,005	60,350
		1,249,993
DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
Atlantic Tele-Network, Inc.	2,750	96,140
Cincinnati Bell, Inc.(a)	12,990	50,011
General Communication, Inc., Class A(a)	1,510	14,254
Lumos Networks Corp.	630	5,645
NeuStar, Inc., Class A(a)	3,700	131,017
tw telecom, Inc.(a)	6,190	155,555
		452,622
ELECTRIC UTILITIES (1.2%)
ALLETE, Inc.	1,240	51,410
Cleco Corp.	2,370	103,711
El Paso Electric Co.	1,610	54,499
Great Plains Energy, Inc.	8,351	185,225
Hawaiian Electric Industries, Inc.	4,040	115,100
IDACORP, Inc.	2,200	92,840
NorthWestern Corp.	1,610	59,457
NV Energy, Inc.	13,010	237,953
UIL Holdings Corp.	1,900	70,376
UNS Energy Corp.	1,530	62,271
Westar Energy, Inc.	4,990	152,495
		1,185,337
ELECTRICAL EQUIPMENT (1.5%)
A.O. Smith Corp.	1,415	69,929
Acuity Brands, Inc.	1,410	81,695
AMETEK, Inc.	10,252	317,812
AZZ, Inc.	3,280	100,729
Encore Wire Corp.	820	22,468
EnerSys(a)	3,750	128,063
Franklin Electric Co., Inc.	2,020	113,948
General Cable Corp.(a)	6,550	171,152
Hubbell, Inc., Class B	1,850	152,218
Powell Industries, Inc.(a)	1,360	46,607
REGAL-BELOIT Corp.	1,360	87,543
Rofin-Sinar Technologies, Inc.(a)	1,040	18,855
Vicor Corp.	1,540	10,333
Woodward, Inc.	3,410	114,474
		1,435,826
ELECTRONIC EQUIPMENT & INSTRUMENTS (3.9%)
Agilysys, Inc.(a)	740	6,431
Anixter International, Inc.	1,390	79,105
Arrow Electronics, Inc.(a)	7,590	256,162
Avnet, Inc.(a)	10,060	316,890
Badger Meter, Inc.	570	19,317
Benchmark Electronics, Inc.(a)	10,700	168,632
Brightpoint, Inc.(a)	10,340	92,750
Checkpoint Systems, Inc.(a)	6,920	53,215
Cognex Corp.	3,620	122,356
CTS Corp.	7,110	63,279
Daktronics, Inc.	1,550	11,982
DTS, Inc.(a)	3,500	65,205
Electro Scientific Industries, Inc.	1,040	12,906

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2012 (Unaudited)

Steward Small-Mid Cap Enhanced Index Fund

	Shares	Value
ESCO Technologies, Inc.	1,020	$36,730
FARO Technologies, Inc.(a)	1,340	57,660
II-VI, Inc.(a)	4,600	80,224
Ingram Micro, Inc.(a)	14,320	214,657
Insight Enterprises, Inc.(a)	9,410	157,712
Itron, Inc.(a)	3,120	121,586
Littelfuse, Inc.	2,200	118,008
Measurement Specialties, Inc.(a)	660	19,655
Mercury Computer Systems, Inc.(a)	1,410	16,455
Methode Electronics, Inc.	1,800	15,840
Mettler-Toledo International, Inc.(a)	1,555	240,714
MTS Systems Corp.	1,880	81,724
National Instruments Corp.	3,305	85,401
Newport Corp.(a)	1,250	14,062
Park Electrochemical Corp.	700	18,907
Plexus Corp.(a)	2,860	82,139
Pulse Electronics Corp.	3,420	6,190
RadiSys Corp.(a)	18,810	64,142
Rogers Corp.(a)	610	21,868
Rovi Corp.(a)	6,893	92,228
ScanSource, Inc.(a)	2,990	86,321
SYNNEX Corp.(a)	5,590	189,110
Tech Data Corp.(a)	4,050	202,905
Trimble Navigation Ltd.(a)	5,110	226,169
TTM Technologies, Inc.(a)	6,650	72,751
Vishay Intertechnology, Inc.(a)	12,480	123,178
		3,714,566
ENERGY EQUIPMENT & SERVICES (1.8%)
Atwood Oceanics, Inc.(a)	2,320	103,310
Basic Energy Services, Inc.(a)	1,030	11,145
Bristow Group, Inc.	1,360	62,247
CARBO Ceramics, Inc.	1,370	87,927
Dril-Quip, Inc.(a)	1,900	139,289
Exterran Holdings, Inc.(a)	9,850	145,484
Gulf Island Fabrication, Inc.	470	13,071
Helix Energy Solutions Group, Inc.(a)	4,380	78,314
ION Geophysical Corp.(a)	5,700	37,905
Lufkin Industries, Inc.	1,950	89,798
Matrix Service Co.(a)	8,150	84,434
Oceaneering International, Inc.	4,950	255,865
OYO Geospace Corp.(a)	760	72,033
Patterson-UTI Energy, Inc.	5,850	90,558
Pioneer Energy Services Corp.(a)	2,770	22,271
SEACOR Holdings, Inc.(a)	2,070	175,846
Superior Energy Services, Inc.(a)	4,720	102,282
TETRA Technologies, Inc.(a)	3,950	27,374
Tidewater, Inc.	1,990	96,654
Unit Corp.(a)	1,470	58,447
		1,754,254
FOOD & STAPLES RETAILING (0.7%)
Casey's General Stores, Inc.	3,520	209,193
Harris Teeter Supermarkets, Inc.	3,040	125,674
Nash Finch Co.	5,480	104,997
Spartan Stores, Inc.	7,080	121,776
United Natural Foods, Inc.(a)	1,950	105,885
		667,525
FOOD PRODUCTS (2.0%)
B&G Foods, Inc.	1,760	49,280
Cal-Maine Foods, Inc.	730	27,543
Calavo Growers, Inc.	610	16,458
Diamond Foods, Inc.	930	15,131
Flowers Foods, Inc.	4,852	103,687
Green Mountain Coffee Roasters, Inc.(a)	6,740	123,072
Hain Celestial Group, Inc.(a)	1,750	97,458
Hillshire Brands Co.	2,640	67,610
Ingredion, Inc.	4,100	212,872
J & J Snack Foods Corp.	2,060	119,047
Lancaster Colony Corp.	1,570	108,785
Peet's Coffee & Tea, Inc.(a)	2,230	168,142
Post Holdings, Inc.(a)	1,025	30,340
Ralcorp Holdings, Inc.(a)	2,090	124,710
Sanderson Farms, Inc.	2,860	105,334
Seneca Foods Corp., Class A(a)	6,560	161,901
Smithfield Foods, Inc.(a)	11,090	205,165
Snyders-Lance, Inc.	1,860	43,580
Tootsie Roll Industries, Inc.	1,101	26,953
TreeHouse Foods, Inc.(a)	3,010	168,530
		1,975,598
GAS UTILITIES (1.4%)
Atmos Energy Corp.	4,870	174,589
Energen Corp.	2,670	136,731
National Fuel Gas Co.	3,090	151,225
New Jersey Resources Corp.	1,560	71,604
Northwest Natural Gas Co.	980	47,716
Piedmont Natural Gas Co., Inc.	2,840	90,255
Questar Corp.	7,670	156,085
South Jersey Industries, Inc.	1,870	98,848
Southwest Gas Corp.	1,920	85,747
The Laclede Group, Inc.	1,640	68,519
UGI Corp.	5,640	172,866
WGL Holdings, Inc.	1,980	80,091
		1,334,276
HEALTH CARE EQUIPMENT & SUPPLIES (3.5%)
Abaxis, Inc.(a)	2,840	101,360
Align Technology, Inc.(a)	2,830	96,107
Allscripts Healthcare Solutions, Inc.(a)	10,056	92,515
Analogic Corp.	1,680	107,554
Bio-Rad Laboratories, Inc., Class A(a)	1,500	144,315
Cantel Medical Corp.	885	23,116
CONMED Corp.	1,470	40,337
Cyberonics, Inc.(a)	3,780	163,674
Gen-Probe, Inc.(a)	3,200	264,608
Greatbatch, Inc.(a)	1,050	23,972
Haemonetics Corp.(a)	2,560	184,090
Hanger Orthopedic Group, Inc.(a)	1,610	41,490
Hill-Rom Holdings, Inc.	2,520	65,898
Hologic, Inc.(a)	10,370	192,052
ICU Medical, Inc.(a)	3,040	162,123
IDEXX Laboratories, Inc.(a)	2,880	253,930
Integra LifeSciences Holdings(a)	1,100	42,306
Invacare Corp.	4,880	68,759
Masimo Corp.(a)	2,520	56,448
Meridian Bioscience, Inc.	1,840	30,746
Merit Medical Systems, Inc.(a)	1,625	21,954
Natus Medical, Inc.(a)	4,800	59,328
NuVasive, Inc.(a)	8,990	187,801
OSI Systems, Inc.(a)	1,750	112,945
Palomar Medical Technologies, Inc.(a)	890	7,129
ResMed, Inc.(a)	8,190	258,476
STERIS Corp.	2,540	76,530
SurModics, Inc.(a)	910	14,505
Symmetry Medical, Inc.(a)	6,800	52,700
The Cooper Cos., Inc.	2,610	196,429

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2012 (Unaudited)

Steward Small-Mid Cap Enhanced Index Fund

	Shares	Value
Thoratec Corp.(a)	4,340	$148,905
West Pharmaceutical Services, Inc.	1,530	76,163
		3,368,265
HEALTH CARE PROVIDERS & SERVICES (4.8%)
Air Methods Corp.(a)	1,610	175,538
Almost Family, Inc.(a)	8,140	179,161
Amedisys, Inc.(a)	17,789	216,848
AMERIGROUP Corp.(a)	3,830	344,240
AMN Healthcare Services, Inc.(a)	3,190	18,630
AmSurg Corp.(a)	2,020	59,671
Bio-Reference Laboratories, Inc.(a)	1,610	39,848
Catamaran Corp.(a)	2,596	219,388
Centene Corp.(a)	2,170	82,547
Chemed Corp.	2,520	158,180
CorVel Corp.(a)	2,520	116,273
Cross Country Healthcare, Inc.(a)	20,660	94,210
CryoLife, Inc.(a)	830	4,615
Gentiva Health Services, Inc.(a)	31,890	212,387
Health Net, Inc.(a)	6,870	151,277
Healthways, Inc.(a)	27,160	304,464
Henry Schein, Inc.(a)	4,490	335,897
IPC The Hospitalist Co.(a)	3,510	150,930
Kindred Healthcare, Inc.(a)	17,162	162,524
LHC Group, Inc.(a)	8,100	144,909
Lincare Holdings, Inc.	4,040	167,256
Magellan Health Services, Inc.(a)	3,940	189,908
Medifast, Inc.(a)	5,930	166,633
Molina Healthcare, Inc.(a)	5,825	142,188
Omnicare, Inc.	5,800	182,178
Owens & Minor, Inc.	6,085	171,658
PharMerica Corp.(a)	8,550	87,980
PSS World Medical, Inc.(a)	2,400	50,136
The Ensign Group, Inc.	4,000	112,200
VCA Antech, Inc.(a)	4,270	77,714
WellCare Health Plans, Inc.(a)	1,570	101,767
		4,621,155
HEALTH CARE TECHNOLOGY (0.3%)
Computer Programs & Systems, Inc.	2,320	114,840
Medidata Solutions, Inc.(a)	4,970	175,988
Omnicell, Inc.(a)	1,350	17,617
		308,445
HOTELS, RESTAURANTS & LEISURE (2.1%)
Bob Evans Farms, Inc.	2,620	100,922
CEC Entertainment, Inc.	3,630	125,090
Cheesecake Factory(a)	2,750	92,180
Cracker Barrel Old Country Store, Inc.	1,060	66,420
DineEquity, Inc.(a)	2,850	151,905
International Speedway Corp., Class A	1,400	35,896
Jack in the Box, Inc.(a)	3,940	106,341
LIFE TIME FITNESS, Inc.(a)	2,990	135,776
Marcus Corp.	1,730	22,698
Marriott Vacations Worldwide Corp.(a)	10,140	314,543
Panera Bread Co., Class A(a)	1,760	277,182
Papa John's International, Inc.(a)	2,360	120,383
Red Robin Gourmet Burgers, Inc.(a)	1,700	50,745
Ruby Tuesday, Inc.(a)	18,070	115,829
Ruth's Hospitality Group, Inc.(a)	9,200	61,824
Sonic Corp.(a)	3,250	32,175
Texas Roadhouse, Inc., Class A	3,520	60,931
The Wendy's Co.	23,700	108,783
		1,979,623
HOUSEHOLD DURABLES (1.7%)
American Greetings Corp., Class A	7,640	101,536
Ethan Allen Interiors, Inc.	1,180	24,343
iRobot Corp.(a)	3,520	80,115
KB HOME	8,250	76,230
La-Z-Boy, Inc.(a)	6,060	72,478
M.D.C. Holdings, Inc.	1,810	57,667
M/I Homes, Inc.(a)	6,640	110,157
Meritage Homes Corp.(a)	1,260	44,226
Mohawk Industries, Inc.(a)	2,640	175,375
National Presto Industries, Inc.	820	54,563
NVR, Inc.(a)	189	146,282
Ryland Group, Inc.	1,960	46,805
Standard Pacific Corp.(a)	27,400	155,358
Tempur-Pedic International, Inc.(a)	3,530	100,570
Toll Brothers, Inc.(a)	5,590	163,060
Tupperware Corp.	3,070	160,929
Universal Electronics, Inc.(a)	2,840	35,756
		1,605,450
HOUSEHOLD PRODUCTS (0.8%)
Central Garden & Pet Co., Class A(a)	12,640	144,349
Church & Dwight Co., Inc.	6,290	362,367
Energizer Holdings, Inc.(a)	2,400	186,648
Inter Parfums, Inc.	870	14,146
WD-40 Co.	1,690	81,204
		788,714
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Black Hills Corp.	1,620	51,597

INDUSTRIAL CONGLOMERATES (0.3%)
Carlisle Cos., Inc.	2,140	108,049
Koppers Holdings, Inc.	810	26,681
LSB Industries, Inc.(a)	680	21,848
Standex International Corp.	1,280	54,759
Teleflex, Inc.	1,470	93,698
Tredegar Corp.	1,010	14,958
		319,993
INSURANCE (4.9%)
Alleghany Corp.(a)	554	191,579
American Financial Group, Inc.	5,560	209,668
Amerisafe, Inc.(a)	800	19,972
Arthur J. Gallagher & Co.	4,360	154,693
Aspen Insurance Holdings Ltd.	6,930	199,168
Brown & Brown, Inc.	4,680	118,123
eHealth, Inc.(a)	1,220	22,411
Employers Holdings, Inc.	1,610	28,787
Everest Re Group Ltd.	2,710	275,607
Fidelity National Financial, Inc., Class A	13,520	251,742
First American Financial Corp.	17,730	324,813
HCC Insurance Holdings, Inc.	6,390	195,790
Horace Mann Educators Corp.	11,160	194,630
Infinity Property & Casualty Corp.	2,060	119,089
Kemper Corp.	5,590	182,905
Meadowbrook Insurance Group, Inc.	6,490	45,690
Mercury General Corp.	1,560	56,503
Old Republic International Corp.	21,520	173,451
Presidential Life Corp.	8,240	114,454
ProAssurance Corp.	1,780	159,435
Protective Life Corp.	8,980	250,632
Reinsurance Group of America, Inc.	4,670	259,979
RLI Corp.	1,210	77,936
Safety Insurance Group, Inc.	1,580	66,960
Selective Insurance Group, Inc.	6,600	113,916

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2012 (Unaudited)

Steward Small-Mid Cap Enhanced Index Fund

	Shares	Value
StanCorp Financial Group, Inc.	4,100	$122,016
Stewart Information Services Corp.	12,210	208,425
The Hanover Insurance Group, Inc.	5,150	180,610
The Navigators Group, Inc.(a)	310	15,013
Tower Group, Inc.	5,480	102,147
United Fire Group, Inc.	4,050	79,380
W.R. Berkley Corp.	5,570	204,029
		4,719,553
INTERNET & CATALOG RETAIL (0.1%)
HSN, Inc.	1,550	65,658
XO Group, Inc.(a)	1,670	14,379
		80,037
INTERNET SOFTWARE & SERVICES (2.4%)
AOL, Inc.(a)	3,900	124,254
Blucora, Inc.(a)	8,000	122,000
Blue Nile, Inc.(a)	1,790	45,967
Bottomline Technologies, Inc.(a)	1,550	29,434
comScore, Inc.(a)	3,750	57,750
Concur Technologies, Inc.(a)	2,850	192,489
DealerTrack Holdings, Inc.(a)	1,640	47,839
Digital River, Inc.(a)	1,750	31,132
Equinix, Inc.(a)	2,805	499,795
j2 Global, Inc.	3,520	105,354
Liquidity Services, Inc.(a)	1,690	77,267
MicroStrategy, Inc., Class A(a)	1,060	123,448
OpenTable, Inc.(a)	3,260	118,534
Perficient, Inc.(a)	1,680	22,327
PetMed Express, Inc.	1,660	16,135
Rackspace Hosting, Inc.(a)	5,900	258,892
Stamps.com, Inc.(a)	2,410	50,971
TIBCO Software, Inc.(a)	6,360	178,652
United Online, Inc.	15,500	65,720
ValueClick, Inc.(a)	3,360	52,786
Websense, Inc.(a)	4,500	67,545
		2,288,291
IT SERVICES (2.0%)
Acxiom Corp.(a)	3,380	56,683
Alliance Data Systems Corp.(a)	2,890	375,700
Broadridge Financial Solutions, Inc.	5,090	107,755
CACI International, Inc., Class A(a)	3,010	169,914
Ciber, Inc.(a)	16,910	63,412
Convergys Corp.	5,370	79,154
CSG Systems International, Inc.(a)	1,950	34,379
DST Systems, Inc.	1,280	68,992
Gartner, Inc.(a)	4,700	208,633
iGATE Corp.(a)	1,430	22,737
LogMeIn, Inc.(a)	3,430	64,998
ManTech International Corp., Class A	970	21,272
MAXIMUS, Inc.	3,590	181,295
Sourcefire, Inc.(a)	3,960	202,158
Sykes Enterprises, Inc.(a)	1,670	24,699
Synchronoss Technologies, Inc.(a)	2,540	48,565
VeriFone Systems, Inc.(a)	5,630	204,313
Virtusa Corp.(a)	970	14,696
		1,949,355
LEISURE EQUIPMENT & PRODUCTS (0.9%)
Arctic Cat, Inc.(a)	500	22,000
Brunswick Corp.	3,440	75,646
Callaway Golf Co.	17,090	93,824
JAKKS Pacific, Inc.	2,880	46,138
MarineMax, Inc.(a)	20,290	150,957
Polaris Industries, Inc.	3,400	255,544
Pool Corp.	1,980	72,983
Sturm, Ruger & Co., Inc.	3,400	168,062
		885,154
LIFE SCIENCES TOOLS AND SERVICES (0.4%)
Affymetrix, Inc.(a)	4,370	18,310
Cambrex Corp.(a)	1,930	17,814
Charles River Laboratories International, Inc.(a)	2,310	78,609
Covance, Inc.(a)	3,310	155,372
Enzo Biochem, Inc.(a)	9,620	14,430
Luminex Corp.(a)	2,770	47,450
PAREXEL International Corp.(a)	2,540	69,901
		401,886
MACHINERY (3.9%)
3D Systems Corp.(a)	1,010	38,380
Actuant Corp., Class A	2,720	77,411
AGCO Corp.(a)	4,200	184,128
Albany International Corp., Class A	1,150	20,585
Applied Industrial Technologies, Inc.	1,500	55,740
Astec Industries, Inc.(a)	690	20,148
Barnes Group, Inc.	2,090	49,867
Briggs & Stratton Corp.	6,660	116,150
Cascade Corp.	230	10,835
CIRCOR International, Inc.	650	20,014
CLARCOR, Inc.	1,850	89,448
Crane Co.	1,730	67,470
Donaldson Co., Inc.	6,580	224,575
EnPro Industries, Inc.(a)	810	27,921
Federal Signal Corp.(a)	4,620	26,195
Gardner Denver, Inc.	2,130	121,367
Graco, Inc.	2,110	96,807
Harsco Corp.	5,320	113,050
IDEX Corp.	3,210	122,462
Intevac, Inc.(a)	10,210	59,933
ITT Corp.	13,730	257,300
John Bean Technologies Corp.	1,435	21,023
Kaydon Corp.	1,260	26,586
Kennametal, Inc.	2,950	108,855
Lincoln Electric Holdings, Inc.	3,140	125,223
Lindsay Manufacturing Co.	1,200	85,080
Lydall, Inc.(a)	7,640	97,486
Mueller Industries, Inc.	1,430	60,961
Nordson Corp.	1,940	99,444
Oshkosh Truck Corp.(a)	10,020	225,651
Pentair, Inc.	3,790	166,116
Robbins & Myers, Inc.	1,590	72,886
SPX Corp.	1,630	98,974
Tennant Co.	600	25,002
Terex Corp.(a)	7,360	143,520
The Timken Co.	2,900	104,980
Toro Co.	4,060	152,656
Trinity Industries, Inc.	3,240	90,720
Valmont Industries, Inc.	1,540	190,775
Watts Water Technologies, Inc.	1,160	39,022
		3,734,746
MARINE (0.2%)
Kirby Corp.(a)	2,030	107,123
Matson, Inc.	1,500	36,840
Overseas Shipholding Group, Inc.	6,010	34,377
		178,340

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2012 (Unaudited)

Steward Small-Mid Cap Enhanced Index Fund

MEDIA (1.0%)
Cinemark Holdings, Inc.	1,340	$31,329
Digital Generation, Inc.(a)	7,380	78,671
DreamWorks Animation SKG, Inc., Class A(a)	3,270	62,784
Harte-Hanks, Inc.	5,190	32,697
John Wiley & Sons, Inc., Class A	1,930	91,965
Lamar Advertising Co., Class A(a)	2,540	77,089
Live Nation, Inc.(a)	9,872	88,058
Meredith Corp.	1,630	53,855
Nolan Co.(a)	12,510	61,049
Scholastic Corp.	3,510	105,756
The E.W. Scripps Co., Class A(a)	6,870	63,822
The New York Times Co., Class A(a)	12,500	96,875
Valassis Communications, Inc.(a)	5,280	119,064
		963,014
METALS & MINING (1.5%)
A.M. Castle & Co.(a)	5,570	40,605
AK Steel Holding Corp.	7,750	41,230
AMCOL International Corp.	950	29,165
Carpenter Technology Corp.	1,520	72,747
Century Aluminum Co.(a)	7,870	48,086
Commercial Metals Co.	8,820	113,690
Compass Minerals International, Inc.	2,090	151,191
Gibraltar Industries, Inc.(a)	1,270	12,090
Haynes International, Inc.	310	14,939
Kaiser Aluminum Corp.	480	26,179
Materion Corp.	3,740	73,416
Olympic Steel, Inc.	3,390	53,053
Reliance Steel & Aluminum Co.	3,420	176,062
Royal Gold, Inc.	3,840	290,611
RTI International Metals, Inc.(a)	1,150	25,818
Steel Dynamics, Inc.	12,420	160,094
SunCoke Energy, Inc.(a)	2,760	44,160
Worthington Industries, Inc.	4,240	92,008
		1,465,144
MULTI-UTILITIES (0.9%)
Alliant Energy Corp.	4,320	201,787
Avista Corp.	2,760	76,397
CH Energy Group, Inc.	360	23,411
MDU Resources Group, Inc.	7,640	171,060
OGE Energy Corp.	3,700	196,507
PNM Resources, Inc.	3,530	73,424
Vectren Corp.	3,470	103,579
		846,165
MULTILINE RETAIL (0.6%)
Fred's, Inc.	8,880	126,096
Saks, Inc.(a)	10,390	108,368
The Andersons, Inc.	2,750	104,417
Tuesday Morning Corp.(a)	54,800	277,288
		616,169
OFFICE ELECTRONICS (0.1%)
Zebra Technologies Corp., Class A(a)	3,170	109,492

OIL, GAS & CONSUMABLE FUELS (2.5%)
Approach Resources, Inc.(a)	2,640	69,696
Arch Coal, Inc.	10,500	75,705
Bill Barrett Corp.(a)	4,210	88,663
Cimarex Energy Co.	3,900	221,091
Cloud Peak Energy, Inc.(a)	50	828
Comstock Resources, Inc.(a)	2,010	32,522
Contango Oil & Gas Co.(a)	2,230	132,127
Dresser-Rand Group, Inc.(a)	4,090	190,226
Forest Oil Corp.(a)	4,290	29,387
GeoResources, Inc.(a)	3,800	127,148
Gulfport Energy Corp.(a)	1,760	36,256
HollyFrontier Corp.	10,418	389,529
Hornbeck Offshore Services, Inc.(a)	1,390	58,866
Northern Oil and Gas, Inc.(a)	4,550	71,708
Oil States International, Inc.(a)	2,340	170,118
PDC Energy, Inc.(a)	890	23,318
Penn Virginia Corp.	1,910	12,797
PetroQuest Energy, Inc.(a)	3,140	17,301
Plains Exploration & Production Co.(a)	4,920	196,603
Quicksilver Resources, Inc.(a)	8,140	36,793
SM Energy Co.	2,700	127,143
Stone Energy Corp.(a)	1,900	49,894
Swift Energy Co.(a)	1,680	31,399
World Fuel Services Corp.	4,720	191,113
		2,380,231
PAPER & FOREST PRODUCTS (0.6%)
Buckeye Technologies, Inc.	1,650	49,698
Clearwater Paper Corp.(a)	950	33,478
Deltic Timber Corp.	1,390	85,916
Domtar Corp.	1,190	87,893
KapStone Paper and Packaging Corp.(a)	2,070	34,797
Louisiana-Pacific Corp.(a)	9,220	95,150
Neenah Paper, Inc.	3,170	85,146
Wausau-Mosinee Paper Corp.	10,120	85,919
		557,997
PERSONAL PRODUCTS (0.1%)
Blyth, Inc.	324	11,107
Helen of Troy Ltd.(a)	1,400	42,644
Prestige Brands Holdings, Inc.(a)	1,830	30,030
		83,781
PHARMACEUTICALS (1.3%)
Akorn, Inc.(a)	4,250	58,097
Cubist Pharmaceuticals, Inc.(a)	5,180	223,051
Endo Pharmaceuticals Holdings, Inc.(a)	6,920	205,732
Hi-Tech Pharmacal Co., Inc.(a)	3,930	135,035
Medicis Pharmaceutical Corp., Class A	4,420	145,506
Par Pharmaceutical Cos., Inc.(a)	1,600	79,936
Salix Pharmaceuticals Ltd.(a)	3,220	144,320
The Medicines Co.(a)	6,970	174,529
ViroPharma, Inc.(a)	5,880	127,655
		1,293,861
RADIO BROADCASTING (0.1%)
Arbitron, Inc.	2,730	95,741

REAL ESTATE INVESTMENT TRUST (6.2%)
Acadia Realty Trust	2,257	54,033
Alexandria Real Estate Equities, Inc.	2,030	149,164
American Campus Communities, Inc.	2,770	132,018
BioMed Realty Trust, Inc.	5,700	107,160
BRE Properties, Inc.	2,950	155,406
Camden Property Trust	2,650	188,971
Cedar Shopping Centers, Inc.	10,090	51,963
Colonial Properties Trust	3,380	76,557
Corporate Office Properties Trust	3,390	75,461
Cousins Properties, Inc.	5,215	39,582
DiamondRock Hospitality Co.	7,410	70,099
Duke Realty Corp.	10,230	147,926
Eastgroup Properties, Inc.	1,870	100,008
Entertainment Properties Trust	1,870	84,449
Equity One, Inc.	1,850	40,127
Essex Property Trust, Inc.	1,500	236,040
Extra Space Storage, Inc.	3,630	118,846
Federal Realty Investment Trust	2,550	277,083

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2012 (Unaudited)

Steward Small-Mid Cap Enhanced Index Fund

	Shares	Value
Franklin Street Properties Corp.	3,250	$33,703
Getty Realty Corp.	810	15,050
Healthcare Realty Trust, Inc.	2,800	68,768
Highwood Properties, Inc.	2,760	93,481
Home Properties, Inc.	2,350	154,183
Hospitality Properties Trust	5,360	130,087
Inland Real Estate Corp.	4,470	35,671
Kilroy Realty Corp.	2,280	107,935
Kite Realty Group Trust	6,380	32,091
LaSalle Hotel Properties	3,180	83,507
Lexington Corp. Properties Trust	6,935	61,999
Liberty Property Trust	4,450	161,490
LTC Properties, Inc.	1,020	36,414
Macerich Co.	4,755	277,740
Mack-Cali Realty Corp.	3,380	90,550
Medical Properties Trust, Inc.	6,080	59,888
Mid-America Apartment Communities, Inc.	2,220	153,691
National Retail Properties, Inc.	3,860	113,870
OMEGA Healthcare Investors, Inc.	3,890	94,294
Parkway Properties, Inc.	4,820	53,647
Pennsylvania Real Estate Investment Trust	2,200	31,592
Post Properties, Inc.	1,940	100,201
Potlatch Corp.	1,430	49,492
PS Business Parks, Inc.	1,360	91,950
Rayonier, Inc.	4,470	213,174
Realty Income Corp.	4,990	205,588
Regency Centers Corp.	3,530	168,910
Saul Centers, Inc.	530	22,069
Senior Housing Properties Trust	6,050	137,637
SL Green Realty Corp.	3,020	237,825
Sovran Self Storage, Inc.	1,060	60,526
Tanger Factory Outlet Centers, Inc.	3,240	104,328
Taubman Centers, Inc.	2,680	207,754
UDR, Inc.	8,321	221,422
Universal Health Realty Income Trust	430	18,722
Urstadt Biddle Properties, Inc., Class A	1,190	22,598
Weingarten Realty Investors	4,610	123,917
		5,980,657
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.2%)
Alexander & Baldwin, Inc.(a)	1,500	48,060
Forestar Group, Inc.(a)	1,500	17,070
Jones Lang LaSalle, Inc.	1,360	90,698
		155,828
ROAD & RAIL (1.4%)
Arkansas Best Corp.	4,310	59,004
Atmel Corp.(a)	18,910	110,812
Con-way, Inc.	4,340	154,591
Heartland Express, Inc.	2,863	39,796
J.B. Hunt Transport Services, Inc.	4,400	242,088
Kansas City Southern	3,820	278,096
Knight Transportation, Inc.	2,960	45,377
Landstar System, Inc.	1,740	85,973
Old Dominion Freight Line, Inc.(a)	1,727	73,225
Wabtec Corp.	2,340	185,281
Werner Enterprises, Inc.	1,870	43,160
		1,317,403
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.7%)
Advanced Energy Industries, Inc.(a)	4,920	60,614
ATMI, Inc.(a)	1,250	23,725
Brooks Automation, Inc.	2,850	26,391
Cabot Microelectronics Corp.	2,280	67,032
CEVA, Inc.(a)	2,430	37,762
Cirrus Logic, Inc.(a)	9,100	334,607
Cohu, Inc.	6,040	51,944
Cree, Inc.(a)	4,350	104,183
Cymer, Inc.(a)	2,410	137,876
Cypress Semiconductor Corp.	6,170	65,957
Diodes, Inc.(a)	1,610	30,493
DSP Group, Inc.(a)	3,390	19,594
Entropic Communications, Inc.(a)	17,590	105,540
Exar Corp.(a)	13,520	100,048
Fairchild Semiconductor International, Inc.(a)	6,950	96,327
FEI Co.	1,320	62,977
GT Advanced Technologies, Inc.(a)	13,180	67,482
Hittite Microwave Corp.(a)	3,200	162,144
Integrated Device Technology, Inc.(a)	6,170	31,097
International Rectifier Corp.(a)	4,730	80,599
Intersil Corp., Class A	5,590	51,484
Kopin Corp.(a)	6,100	22,143
Kulicke & Soffa Industries, Inc.(a)	14,120	156,308
MEMC Electronic Materials, Inc.(a)	38,410	73,747
Micrel, Inc.	2,500	23,350
Microsemi Corp.(a)	3,180	61,565
MKS Instruments, Inc.	1,880	49,632
Monolithic Power Systems, Inc.(a)	1,430	27,713
Nanometrics, Inc.(a)	740	11,241
Pericom Semiconductor Corp.(a)	5,790	46,552
Power Integrations, Inc.	3,690	130,036
QLogic Corp.(a)	4,590	52,969
RF Micro Devices, Inc.(a)	12,820	49,742
Rubicon Technology, Inc.(a)	9,050	90,953
Rudolph Technologies, Inc.(a)	1,620	16,200
Semtech Corp.(a)	4,880	116,583
Sigma Designs, Inc.(a)	13,750	93,500
Silicon Laboratories, Inc.(a)	3,710	137,084
Skyworks Solutions, Inc.(a)	7,340	212,346
Standard Microsystems Corp.(a)	800	29,528
STR Holdings, Inc.(a)	1,630	5,444
Supertex, Inc.(a)	390	6,626
Tessera Technologies, Inc.	1,970	28,467
TriQuint Semiconductor, Inc.(a)	8,240	46,474
Ultratech, Inc.(a)	830	26,402
Veeco Instruments, Inc.(a)	6,740	240,685
Volterra Semiconductor Corp.(a)	4,390	100,882
		3,574,048
SOFTWARE (3.1%)
ACI Worldwide, Inc.(a)	2,510	110,465
Advent Software, Inc.(a)	2,440	55,534
ANSYS, Inc.(a)	4,489	269,160
Blackbaud, Inc.	3,260	87,955
Cadence Design Systems, Inc.(a)	10,070	123,055
CommVault Systems, Inc.(a)	4,010	194,565
Ebix, Inc.	5,080	110,185
EPIQ Systems, Inc.	1,915	21,620
FactSet Research Systems, Inc.	2,280	211,949
Fair Isaac Corp.	1,430	61,905
Informatica Corp.(a)	5,990	176,765
Interactive Intelligence Group, Inc.(a)	2,800	73,024
Jack Henry & Associates, Inc.	4,770	165,662
JDA Software Group, Inc.(a)	3,360	99,389
Manhattan Associates, Inc.(a)	1,840	85,910

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2012 (Unaudited)

Steward Small-Mid Cap Enhanced Index Fund

	Shares	Value
Mentor Graphics Corp.(a)	3,880	$59,286
MICROS Systems, Inc.(a)	3,750	179,025
Monotype Imaging Holdings, Inc.(a)	1,050	15,414
NetScout Systems, Inc.(a)	4,380	102,317
OPNET Technologies, Inc.	2,340	61,870
Parametric Technology Corp.(a)	4,670	100,592
Progress Software Corp.(a)	2,530	49,183
Quality Systems, Inc.	4,070	65,771
Quest Software, Inc.(a)	2,690	75,159
Solera Holdings, Inc.	4,070	158,934
Synopsys, Inc.(a)	5,820	176,288
Tyler Technologies, Inc.(a)	3,290	128,376
		3,019,358
SPECIALTY RETAIL (5.7%)
Aaron's, Inc.	3,060	89,750
Advance Auto Parts, Inc.	4,030	282,704
Aeropostale, Inc.(a)	3,590	70,795
American Eagle Outfitters, Inc.	7,990	166,352
Ann, Inc.(a)	2,300	62,284
Ascena Retail Group, Inc.(a)	5,416	99,329
Barnes & Noble, Inc.(a)	6,520	86,520
Big 5 Sporting Goods Corp.	12,200	91,988
Biglari Holdings, Inc.(a)	338	127,003
Cabela's, Inc.(a)	2,780	127,713
Cato Corp.	1,300	36,400
Chico's FAS, Inc.	7,450	114,134
Children's Place Retail Stores, Inc.(a)	2,160	109,728
Christopher & Banks Corp.	23,630	51,513
Coldwater Creek, Inc.(a)	53,410	34,182
Collective Brands, Inc.(a)	11,990	258,025
Dick's Sporting Goods, Inc.	3,700	181,744
Finish Line, Inc., Class A	2,247	46,917
Foot Locker, Inc.	6,300	208,026
Genesco, Inc.(a)	2,180	144,360
Group 1 Automotive, Inc.	2,480	133,300
Guess?, Inc.	2,780	83,678
Haverty Furniture Cos., Inc.	6,010	67,793
Hibbett Sports, Inc.(a)	2,910	176,841
Hot Topic, Inc.	3,140	31,902
Jos. A. Bank Clothiers, Inc.(a)	3,163	133,668
Kirkland's, Inc.(a)	840	9,080
Lithia Motors, Inc., Class A	3,900	108,654
Men's Wearhouse, Inc.	2,070	56,408
Movado Group, Inc.	890	20,862
Office Depot, Inc.(a)	38,070	67,765
OfficeMax, Inc.(a)	35,420	159,036
PETsMart, Inc.	5,570	368,233
RadioShack Corp.	12,960	37,714
Rent-A-Center, Inc.	2,410	85,700
Rue21, Inc.(a)	4,050	99,792
Select Comfort Corp.(a)	2,040	53,060
Signet Jewlers Ltd.	3,210	140,983
Sonic Automotive, Inc., Class A	8,430	144,322
Stage Stores, Inc.	9,102	172,392
Stein Mart, Inc.(a)	18,840	149,778
The Pep Boys - Manny, Moe & Jack	10,020	90,881
Tractor Supply Co.	3,730	338,945
Vitamin Shoppe, Inc.(a)	2,940	161,465
Williams-Sonoma, Inc.	4,080	141,780
Zale Corp.(a)	19,230	58,075
Zumiez, Inc.(a)	860	31,244
		5,512,818
TEXTILES APPAREL & LUXURY GOODS (2.8%)
Brown Shoe Co., Inc.	16,945	233,163
Carter's, Inc.(a)	4,150	210,280
Crocs, Inc.(a)	3,730	57,255
Deckers Outdoor Corp.(a)	2,470	103,024
Fifth & Pacific Cos., Inc.(a)	4,270	47,312
Hanesbrands, Inc.(a)	3,830	114,977
Iconix Brand Group, Inc.(a)	3,300	58,509
K-Swiss, Inc., Class A(a)	1,650	5,131
Maidenform Brands, Inc.(a)	1,170	24,664
Oxford Industries, Inc.	510	22,052
Perry Ellis International, Inc.(a)	12,240	230,724
PVH Corp.	3,650	289,919
Quiksilver, Inc.(a)	35,420	102,364
Skechers U.S.A., Inc., Class A(a)	12,470	248,652
Steven Madden Ltd.(a)	4,325	174,860
The Buckle, Inc.	3,415	132,058
The Warnaco Group, Inc.(a)	2,800	119,448
True Religion Apparel, Inc.	3,740	98,138
Under Armour, Inc., Class A(a)	5,040	274,378
UniFirst Corp.	390	24,422
Wolverine World Wide, Inc.	3,040	135,067
		2,706,397
THRIFTS & MORTGAGE FINANCE (0.9%)
Astoria Financial Corp.	17,070	160,800
Bank Mutual Corp.	7,130	30,374
Brookline Bancorp, Inc.	4,000	33,640
Dime Community Bancshares, Inc.	1,490	21,605
First Niagara Financial Group, Inc.	20,150	152,737
New York Community Bancorp, Inc.	19,610	254,538
Northwest Bancshares, Inc.	3,000	34,950
Oritani Financial Corp.	670	9,440
TrustCo Bank Corp. NY	3,990	21,985
Washington Federal, Inc.	7,580	120,749
Webster Financial Corp.	3,150	64,638
		905,456
TRADING COMPANIES & DISTRIBUTORS (0.6%)
GATX Corp.	1,840	77,409
Kaman Corp., Class A	940	30,625
Lawson Products, Inc.	4,820	46,850
MSC Industrial Direct Co., Inc., Class A	2,280	156,705
United Rentals, Inc.(a)	2,690	77,768
Watsco, Inc.	2,080	141,315
		530,672
WATER UTILITIES (0.2%)
American States Water Co.	1,550	63,008
Aqua America, Inc.	4,810	123,328
Calgon Carbon Corp.(a)	2,170	30,033
		216,369
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Cbeyond, Inc.(a)	1,990	14,189
Neutral Tandem, Inc.(a)	2,170	29,642
NTELOS Holding Corp.	750	15,900
Telephone & Data Systems, Inc.	7,630	184,875
USA Mobility, Inc.	1,190	13,256
		257,862
TOTAL COMMON STOCKS
RIGHT (0.0%)		96,324,962

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
Gerber Scientific, Inc.(a)	9,000	90

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2012 (Unaudited)

Steward Small-Mid Cap Enhanced Index Fund

	Shares	Value
TOTAL RIGHT		90
MONEY MARKET FUND (0.1%)

Fifth Third Institutional Government Money Market Fund, 0.01%(b)	53,529	$53,529
TOTAL MONEY MARKET FUND		53,529
TOTAL INVESTMENTS (COST $85,250,845) 100.1%		96,378,581
LIABILITIES IN EXCESS OF OTHER ASSETS (0.1)%		(49,765)
NET ASSETS 100.0%		$96,328,816
(a) Represents non-income producing security.
(b) Variable rate security. Rate shown represents the rate as of July 31, 2012.

At July 31, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Small Mid-Cap Enhanced Index Fund	85,910,197	19,969,739	(9,501,355)	10,468,384

Notes to Schedules of Portfolio Investments

Capstone Series Fund, Inc.

July 31, 2012

(Unaudited)

1) Portfolio Valuation:

Steward Small-Mid Cap Enhanced Index Fund (“The Fund”) investments are recorded at fair value. In determining fair value, the Fund use various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

(A) Accounting principles generally accepted in the United States of America establish a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayments speeds and credit risks).

Level 3 – significant unobservable inputs (including the Fund own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Fund's assets measured at fair value as of July 31, 2012:

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total

Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$96,324,962	$-	$-	$96,324,962
Rights*	-	90	-	90
Money Market Fund	53,529	-	-	53,529
Total	96,378,491	90	-	96,378,581

* Please refer to the Schedule of Portfolio Investments to view common stock, preferred stock, right and corporate bonds segregated by industry type.

The Fund recognizes transfers, if any, between fair value hierarchy levels at the reporting period end. There were no significant transfers between levels as of July 31, 2012 from the valuation input levels used on April 30, 2012. The Funds did not hold any Level 3 securities for the period ended July 31, 2012.

In May 2011, the FASB issued Accounting Standards Update 2011-04 (‘‘ASU 2011-04’’) ‘‘Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.’’ ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management has determined that this will not have any impact on the Fund’s financial statements other than enhanced disclosures.

(B) For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

2) Securities Transactions:

Portfolio security transactions are recorded on trade date.

3) New Accounting Pronouncement:

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements.

4) Subsequent Events:

Management has evaluated events subsequent to July 31, 2012 and has concluded no such events require adjustment or disclosure as of July 31, 2012.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)__CAPSTONE SERIES FUND, INC. ______________________________

By (Signature and Title) /s/ Edward L. Jaroski

                                             Edward L. Jaroski, President

Date September 24, 2012_____________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Edward L. Jaroski

                                            Edward L. Jaroski, President

Date_September 24, 2012__________________________________________

By (Signature and Title) /s/ Carla Homer

                            Carla Homer, Treasurer

Date_ September 24, 2012________________________________________